Note 6 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Allowance For Loan Losses And Credit Quality Information [Text Block]
NOTE
6
Allowance for Loan Losses and Credit Quality Information
The allowance for loan losses is summarized as follows:

(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Provision for losses	$262	(1,788)	481	400	(645)
Charge-offs	(66)	(67)	(108)	(180)	(421)
Recoveries	0	730	40	490	1,260
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Provision for losses	$(280)	(75)	263	(431)	(523)
Charge-offs	(6)	(50)	(288)	(311)	(655)
Recoveries	0	245	42	299	586
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Provision for losses	$(44)	(421)	202	(386)	(649)
Charge-offs	(24)	0	(226)	(270)	(520)
Recoveries	1	217	16	310	544
Balance, December 31, 201 8	$833	4,869	1,622	1,362	8,686

Allocated to:
Specific reserves	$192	441	263	177	1,073
General reserves	708	4,632	1,367	1,531	8,238
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Allocated to:
Specific reserves	$98	451	172	73	794
General reserves	735	4,418	1,450	1,289	7,892
Balance, December 31, 201 8	$833	4,869	1,622	1,362	8,686

Loans receivable at December 31, 2017:
Individually reviewed for impairment	$1,523	1,364	880	507	4,274
Collectively reviewed for impairment	105,482	332,753	72,887	79,402	590,524
Ending balance	$107,005	334,117	73,767	79,909	594,798

Loans receivable at December 31, 201 8 :
Individually reviewed for impairment	$1,226	1,311	856	303	3,696
Collectively reviewed for impairment	109,472	334,819	71,676	75,193	591,160
Ending balance	$110,698	336,130	72,532	75,496	594,856

The following table summarizes the amount of classified and unclassified loans at
December 31, 2018
and
2017:

	December 31, 201 8
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$150	1,771	40	0	1,961	108,737	110,698
Commercial real estate:
Real estate rental and leasing	5,564	4,805	0	0	10,369	185,195	195,564
Other	4,879	5,118	0	0	9,997	130,569	140,566
Consumer	0	709	41	106	856	71,676	72,532
Commercial business	6,647	2,761	0	0	9,408	66,088	75,496
	$17,240	15,164	81	106	32,591	562,265	594,856

	December 31, 2017
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$77	2,154	44	0	2,275	104,730	107,005
Commercial real estate:
Real estate rental and leasing	5,022	3,813	0	0	8,835	166,342	175,177
Other	9,135	4,257	0	0	13,392	145,548	158,940
Consumer	0	631	119	130	880	72,887	73,767
Commercial business	5,781	5,506	0	0	11,287	68,622	79,909
	$20,015	16,361	163	130	36,669	558,129	594,798

Classified loans represent special mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may
result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not
corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not
warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at
December 31, 2018
and
2017
is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
201 8
Single family	$680	325	77	1,082	109,616	110,698	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	195,564	195,564	0
Other	0	0	0	0	140,566	140,566	0
Consumer	391	100	279	770	71,762	72,532	0
Commercial business	21	0	0	21	75,475	75,496
	$1,092	425	356	1,873	592,983	594,856	0

2017
Single family	$727	294	669	1,690	105,315	107,005	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	175,177	175,177	0
Other	0	0	0	0	158,940	158,940	0
Consumer	734	117	235	1,086	72,681	73,767	0
Commercial business	34	0	180	214	79,695	79,909
	$1,495	411	1,084	2,990	591,808	594,798	0

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a TDR.

The following table summarizes impaired loans and related allowances for the years ended
December 31, 2018
and
2017:

	December 31, 201 8
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$458	477	0	465	21
Commercial real estate:
Real estate rental and leasing	0	0	0	27	0
Other	25	1,682	0	81	106
Consumer	515	515	0	510	14

Loans with an allowance recorded:
Single family	768	768	98	859	5
Commercial real estate:
Real estate rental and leasing	201	201	21	82	7
Other	1,085	1,085	430	1,673	0
Consumer	341	341	172	395	9
Commercial business	303	854	73	385	13

Total:
Single family	1,226	1,245	98	1,324	26
Commercial real estate:
Real estate rental and leasing	201	201	21	109	7
Other	1,110	2,767	430	1,754	106
Consumer	856	856	172	905	23
Commercial business	303	854	73	385	13
	$3,696	5,923	794	4,477	175

	December 31, 2017
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$415	415	0	414	24
Commercial real estate:
Real estate rental and leasing	35	51	0	38	0
Other	25	1,682	0	26	96
Consumer	414	414	0	406	7
Commercial business	0	0	0	100	0

Loans with an allowance recorded:
Single family	1,108	1,108	192	878	31
Commercial real estate:
Real estate rental and leasing	0	0	0	155	0
Other	1,304	1,304	441	1,715	0
Consumer	466	483	263	457	14
Commercial business	507	1,358	177	443	22

Total:
Single family	1,523	1,523	192	1,292	55
Commercial real estate:
Real estate rental and leasing	35	51	0	193	0
Other	1,329	2,986	441	1,741	96
Consumer	880	897	263	863	21
Commercial business	507	1,358	177	543	22
	$4,274	6,815	1,073	4,632	194

At
December 31, 2018,
2017
and
2016,
non-accruing loans totaled
$2.7
million,
$3.2
million and
$3.3
million, respectively, for which the related allowance for loan losses was
$0.7
million,
$0.9
million and
$0.8
million, respectively. Non-accruing loans for which
no
specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled
$0.4
million,
$0.4
million and
$0.7
million at
December 31, 2018,
2017
and
2016,
respectively. Had the non-accruing loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of
$0.3
million,
$0.3
million and
$0.6
million in
2018,
2017
and
2016,
respectively. For the years ended
December 31, 2018,
2017
and
2016,
the Company recognized interest income on these loans of
$0.1
million,
$0.1
million and
$0.4
million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a TDR.

The following table summarizes non-accrual loans at
December 31, 2018
and
2017:

(Dollars in thousands)	2018	2017
Single family	$730	949
Commercial real estate:
Real estate rental and leasing	201	35
Other	1,110	1,329
Consumer	489	553
Commercial business	148	278
	$2,678	3,144

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a TDR.

At
December 31, 2018,
2017
and
2016,
there were loans included in loans receivable, net, with terms that had been modified in a TDR totaling
$2.5
million,
$3.0
million and
$3.3
million, respectively. Had these loans been performing in accordance with their original terms throughout
2018,
2017
and
2016,
the Company would have recorded gross interest income of
$0.3
million,
$0.4
million and
$0.6
million, respectively. During
2018,
2017
and
2016,
the Company recognized interest income of
$0.2
million,
$0.2
million and
$0.4
million, respectively, on these loans. For the loans that were modified in
2018,
$0.4
million were classified and performing and
$1.2
million were non-performing at
December 31, 2018.

The following table summarizes TDRs at
December 31, 2018
and
2017:

(Dollars in thousands)	2018	2017
Single family	$636	685
Commercial real estate:
Other	1,110	1,210
Consumer	522	758
Commercial business	208	391
	$2,476	3,044

As of
December 31, 2018,
the Bank had commitments to lend an additional
$0.9
million to a borrower who has a TDR and non-accrual loans. These additional funds are for the construction of single family homes with a maximum loan-to-value ratio of
75%.
These loans are secured by the home under construction. There were commitments to lend additional funds of
$0.8
million to this same borrower at
December 31, 2017.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not
reported as TDRs after
12
months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there
may
be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may
be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ending
December 31, 2018
and
2017:

	Year ended December 31, 201 8			Year ended December 31, 2017
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post -modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	2	$217	220	3	$282	514
Commercial real estate:
Real estate rental and leasing	1	54	54	0	0	0
Other	2	1,518	1,518	0	0	0
Consumer	10	373	373	15	588	591
Commercial business	1	70	70	1	416	116
Total	16	$2,232	2,235	19	$1,286	1,221

Loans that were restructured within the
12
months preceding
December 31, 2018
and
2017
and defaulted during the year are presented in the table below:

	Year ended December 31, 201 8		Year ended December 31, 2017
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
TDRs that subsequently defaulted:
Consumer	1	$17	1	$65
Total	1	$17	1	$65

The Company considers a loan to have defaulted when it becomes
90
or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six
months following modification. Non-accrual TDR loans that have performed according to the modified terms for six
months
may
be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may
be added as needed. Loans that are
not
collateral dependent
may
have additional reserves established if deemed necessary. The allocated reserves for TDRs was
$0.6
million, or
7.2%,
of the total
$8.7
million in allowance for loan losses at
December 31, 2018,
and
$0.9
million, or
9.8%,
of the total
$9.3
million in allowance for loan losses at
December 31, 2017.

Loans acquired in a business combination are segregated into two
types: purchased performing loans with a discount attributable at least in part to credit quality and PCI loans with evidence of significant credit deterioration. Purchased performing loans are accounted for in accordance with ASC
310
-
20
“Nonrefundable Fees and Other Costs”
as these loans do
not
have evidence of credit deterioration since origination. PCI loans are accounted for in accordance with ASC
310
-
30
“Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality”
as they display significant credit deterioration since origination. In accordance with ASC
310
-
30,
for PCI loans, the difference between contractually required payments at acquisition and the cash flows expected to be collected is referred to as the non-accretable difference. This amount is not
recognized as a yield adjustment or as a loss accrual or a valuation allowance. Furthermore, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loans when there is a reasonable expectation about the amount and timing of such cash flows. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through an adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as an impairment through the provision for loan losses.

The following is additional information with respect to loans acquired through acquisitions:

(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Net Carrying Amount
Purchased Performing Loans:
Balance at December 31, 2015	$18,539	(459)	18,080

Loans acquired during the period	$11,772	(211)	11,561
Change due to payments/refinances	(13,413)	340	(13,073)
Change due to loan charge-off	(156)	(2)	(158)
Balance at December 31, 2016	$16,742	(332)	16,410

Change due to payments/refinances	$(6,594)	101	(6,493)
Transferred to foreclosed assets	(2)	0	(2)
Change due to loan charge-off	(18)	0	(18)
Balance at December 31, 2017	$10,128	(231)	9,897

Change due to payments/refinances	$(2,815)	49	(2,766)
Balance at December 31, 201 8	$7,313	(182)	7,131

(Dollars in thousands)	Contractual Principal Receivable	Non-Accretable Difference	Accretable Difference	Net Carrying Amount
Purchased Credit Impaired Loans:
Balance at December 31, 2015	$555	(162)	0	393

Loans acquired during the period	$329	(37)	0	292
Transfer to accretable difference	0	199	(199)	0
Change due to payments/refinances	(449)	0	147	(302)
Balance at December 31, 2016	$435	0	(52)	383

Change due to payments/refinances	$(33)	0	13	(20)
Balance at December 31, 2017	$402	0	(39)	363

Change due to payments/refinances	$(214)	0	33	(181)
Balance at December 31, 201 8	$188	0	(6)	182

As a result of acquisitions, the Company has PCI loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition that all contractually required payments would not
be collected. The carrying amount of those loans as of
December 31, 2018
was
$0.2
million.

No
material provision for loan losses was recognized during the period ended
December 31, 2018
related to acquired loans as there was
no
significant change to the credit quality of the loans.